OPERATING LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2019, are as follows:

Year ending December 31,	(in thousands of $)
2020	310,083
2021	272,961
2022	248,508
2023	234,689
2024	168,301
Thereafter	164,818
Total minimum lease revenues	1,399,360

Contingent rental income

In 2019, the Company agreed to install scrubbers or EGCS on four vessels which were on time-charter contract, accounted for as operating leases, whereby the Company will receive contingent income based on the cost savings achieved by the charterer on fuel arising from using the scrubbers from January 1, 2020.

The minimum future revenues above are based on payments receivable from the charterers and do not include contingent rental income. Revenues included in income are recognized on a straight-line basis.

The cost and accumulated depreciation of vessels (owned and under finance leases) leased to third parties on non-cancelable operating leases at December 31, 2019 and 2018 were as follows:

(in thousands of $)	2019	2018
Cost	2,100,533	2,336,269
Accumulated depreciation	315,934	309,135
Total	1,784,599	2,027,134